Portfolio of Investments
Columbia Variable Portfolio – Long Government/Credit Bond Fund, September 30, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Agency 0.8%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United States Small Business Administration
Series 2016-20L Class 1
12/01/2036	2.810%	4,040,029	4,313,704
Series 2017-20E Class 1
05/01/2037	2.880%	356,847	381,702
Series 2017-20F Class 1
06/01/2037	2.810%	2,950,290	3,130,554
Series 2017-20G Class 1
07/01/2037	2.980%	2,497,514	2,687,329
Series 2017-20H Class 1
08/01/2037	2.750%	2,242,127	2,377,562
Series 2017-20I Class 1
09/01/2037	2.590%	3,585,681	3,791,198
Total Asset-Backed Securities — Agency (Cost $15,672,488)			16,682,049

Corporate Bonds & Notes 60.0%

Aerospace & Defense 3.0%
BAE Systems PLC(a)
02/15/2031	1.900%	14,330,000	13,750,434
Boeing Co. (The)
05/01/2034	3.600%	6,930,000	7,223,329
08/01/2059	3.950%	11,280,000	11,477,358
General Dynamics Corp.
04/01/2040	4.250%	790,000	959,309
Northrop Grumman Corp.
06/01/2043	4.750%	735,000	931,892
10/15/2047	4.030%	6,765,000	7,962,039
United Technologies Corp.
06/01/2042	4.500%	9,820,000	12,077,030
11/01/2046	3.750%	3,860,000	4,288,184
Total			58,669,575
Automotive 0.2%
General Motors Co.
04/01/2048	5.400%	2,835,000	3,520,241
Banking 10.0%
Bank of America Corp.(b)
07/23/2031	1.898%	7,890,000	7,593,929
10/24/2031	1.922%	15,105,000	14,550,837
06/19/2041	2.676%	15,480,000	14,964,849
Citigroup, Inc.(b)
06/03/2031	2.572%	23,040,000	23,471,222
05/01/2032	2.561%	2,707,000	2,738,028
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Goldman Sachs Group, Inc. (The)(b)
07/21/2032	2.383%	30,305,000	30,019,973
HSBC Holdings PLC(b)
05/24/2032	2.804%	20,591,000	20,872,068
JPMorgan Chase & Co.(b)
10/15/2030	2.739%	5,209,000	5,403,451
11/19/2031	1.764%	585,000	558,655
04/22/2032	2.580%	7,959,000	8,082,673
04/22/2042	3.157%	2,680,000	2,783,274
01/23/2049	3.897%	11,370,000	13,089,639
Morgan Stanley(b)
07/21/2032	2.239%	22,550,000	22,166,529
Wells Fargo & Co.(b)
02/11/2031	2.572%	13,865,000	14,140,045
04/30/2041	3.068%	17,350,000	17,857,847
Total			198,293,019
Cable and Satellite 2.2%
Charter Communications Operating LLC/Capital
05/01/2047	5.375%	4,315,000	5,168,686
Charter Communications Operating LLC/Capital(c)
06/30/2062	3.950%	16,158,000	15,625,002
Comcast Corp.
01/15/2051	2.800%	4,285,000	4,049,757
11/01/2052	4.049%	3,645,000	4,231,538
Comcast Corp.(a)
11/01/2056	2.937%	9,092,000	8,629,226
NBCUniversal Media LLC
01/15/2043	4.450%	5,552,000	6,712,445
Total			44,416,654
Construction Machinery 0.4%
Caterpillar, Inc.
09/19/2049	3.250%	2,755,000	2,980,490
United Rentals North America, Inc.
02/15/2031	3.875%	4,075,000	4,172,989
Total			7,153,479
Diversified Manufacturing 0.4%
Carrier Global Corp.
04/05/2050	3.577%	8,315,000	8,827,117
Electric 6.9%
AEP Texas, Inc.
01/15/2050	3.450%	12,460,000	12,926,817
CenterPoint Energy, Inc.
09/01/2049	3.700%	4,290,000	4,685,836
Columbia Variable Portfolio – Long Government/Credit Bond Fund | Quarterly Report 2021	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Long Government/Credit Bond Fund, September 30, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Consolidated Edison Co. of New York, Inc.
04/01/2050	3.950%	2,455,000	2,807,118
Dominion Energy, Inc.
08/15/2031	2.250%	7,221,000	7,202,678
Dominion Resources, Inc.
12/01/2044	4.700%	1,900,000	2,356,564
DTE Energy Co.
06/15/2029	3.400%	7,519,000	8,144,765
Duke Energy Corp.
06/15/2051	3.500%	9,523,000	9,827,173
Emera US Finance LP
06/15/2046	4.750%	5,245,000	6,202,426
Eversource Energy
08/15/2030	1.650%	10,716,000	10,194,048
01/15/2050	3.450%	2,047,000	2,145,879
Exelon Corp.
04/15/2050	4.700%	7,270,000	9,177,325
Georgia Power Co.
03/15/2042	4.300%	18,565,000	21,740,955
Jersey Central Power & Light Co.(a)
03/01/2032	2.750%	1,380,000	1,413,812
Pacific Gas and Electric Co.
07/01/2050	4.950%	10,410,000	11,050,504
Southern California Edison Co.
04/01/2047	4.000%	865,000	925,338
03/01/2048	4.125%	2,200,000	2,398,395
1st Refunding Mortgage
03/15/2043	3.900%	1,252,000	1,316,545
WEC Energy Group, Inc.
10/15/2030	1.800%	9,960,000	9,568,982
Xcel Energy, Inc.
12/01/2049	3.500%	11,550,000	12,340,521
Total			136,425,681
Environmental 0.4%
GFL Environmental, Inc.(a)
09/01/2028	3.500%	5,905,000	5,939,944
Waste Connections, Inc.
01/15/2052	2.950%	2,312,000	2,263,523
Total			8,203,467
Finance Companies 1.4%
GE Capital International Funding Co. Unlimited Co.
11/15/2035	4.418%	22,490,000	27,035,612
Food and Beverage 3.4%
Anheuser-Busch Companies LLC/InBev Worldwide, Inc.
02/01/2046	4.900%	26,569,000	32,995,367
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Bacardi Ltd.(a)
05/15/2038	5.150%	9,541,000	11,750,389
05/15/2048	5.300%	1,375,000	1,786,418
Coca-Cola Co. (The)
03/05/2051	3.000%	3,491,000	3,608,402
Kraft Heinz Foods Co.
06/01/2046	4.375%	4,210,000	4,803,576
Mars, Inc.(a)
04/01/2059	4.200%	925,000	1,148,328
PepsiCo, Inc.
10/06/2046	3.450%	8,285,000	9,154,563
Tyson Foods, Inc.
06/02/2047	4.550%	1,900,000	2,325,469
Total			67,572,512
Health Care 2.6%
Becton Dickinson and Co.
02/11/2031	1.957%	15,275,000	14,856,072
Cigna Corp.
12/15/2048	4.900%	4,859,000	6,201,669
03/15/2051	3.400%	2,706,000	2,795,973
CVS Health Corp.
03/25/2048	5.050%	9,551,000	12,317,015
HCA, Inc.
02/01/2025	5.375%	2,585,000	2,888,189
07/15/2051	3.500%	5,880,000	5,832,966
New York and Presbyterian Hospital (The)
08/01/2036	3.563%	3,425,000	3,765,139
Thermo Fisher Scientific, Inc.
10/15/2041	2.800%	2,850,000	2,841,999
Total			51,499,022
Healthcare Insurance 1.6%
Aetna, Inc.
08/15/2047	3.875%	4,360,000	4,835,202
Anthem, Inc.
08/15/2044	4.650%	3,500,000	4,315,722
Centene Corp.
12/15/2029	4.625%	2,197,000	2,392,993
02/15/2030	3.375%	3,679,000	3,807,926
UnitedHealth Group, Inc.
08/15/2039	3.500%	3,760,000	4,152,744
05/15/2041	3.050%	12,313,000	12,741,755
Total			32,246,342
Independent Energy 0.5%
Canadian Natural Resources Ltd.
02/15/2037	6.500%	2,580,000	3,445,585

2	Columbia Variable Portfolio – Long Government/Credit Bond Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Long Government/Credit Bond Fund, September 30, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ConocoPhillips Co.
11/15/2044	4.300%	2,890,000	3,467,179
Occidental Petroleum Corp.
04/15/2046	4.400%	528,000	525,331
08/15/2049	4.400%	2,437,000	2,395,904
Total			9,833,999
Integrated Energy 1.0%
BP Capital Markets America, Inc.
02/08/2061	3.379%	5,945,000	5,914,684
Cenovus Energy, Inc.
02/15/2052	3.750%	4,914,000	4,792,127
Chevron USA, Inc.
11/15/2043	5.250%	1,090,000	1,469,654
Shell International Finance BV
11/07/2049	3.125%	6,010,000	6,250,162
Total Capital International SA
06/29/2060	3.386%	1,315,000	1,376,464
Total			19,803,091
Life Insurance 2.6%
Guardian Life Insurance Co. of America (The)(a)
Subordinated
06/19/2064	4.875%	3,770,000	4,868,553
Massachusetts Mutual Life Insurance Co.(a)
Subordinated
10/15/2070	3.729%	6,405,000	6,906,947
Metropolitan Life Global Funding I(a)
01/07/2031	1.550%	7,105,000	6,755,242
New York Life Insurance Co.(a)
Subordinated
05/15/2050	3.750%	4,294,000	4,802,615
Northwestern Mutual Life Insurance Co. (The)(a)
Subordinated
09/30/2059	3.625%	9,583,000	10,430,425
Prudential Financial, Inc.
03/13/2051	3.700%	3,430,000	3,919,428
Teachers Insurance & Annuity Association of America(a)
Subordinated
09/15/2044	4.900%	710,000	917,815
05/15/2050	3.300%	8,870,000	9,301,761
Voya Financial, Inc.
06/15/2046	4.800%	2,005,000	2,532,036
Total			50,434,822
Media and Entertainment 1.9%
Discovery Communications LLC
05/15/2049	5.300%	3,782,000	4,719,091
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Netflix, Inc.(a)
11/15/2029	5.375%	10,080,000	12,211,643
ViacomCBS, Inc.
01/15/2031	4.950%	3,450,000	4,131,345
05/19/2032	4.200%	4,355,000	4,980,222
Walt Disney Co. (The)
09/15/2044	4.750%	8,657,000	11,089,094
Total			37,131,395
Metals and Mining 0.3%
Freeport-McMoRan, Inc.
03/01/2028	4.125%	5,485,000	5,677,302
Midstream 2.2%
Enterprise Products Operating LLC
01/31/2060	3.950%	6,620,000	7,111,995
Kinder Morgan Energy Partners LP
03/01/2043	5.000%	1,345,000	1,598,554
Kinder Morgan, Inc.
02/15/2046	5.050%	8,020,000	9,700,442
MPLX LP
04/15/2048	4.700%	5,225,000	6,021,443
Plains All American Pipeline LP/Finance Corp.
06/15/2044	4.700%	7,315,000	7,825,221
Western Gas Partners LP
08/15/2048	5.500%	1,530,000	1,789,717
Williams Companies, Inc. (The)
06/24/2044	5.750%	7,165,000	9,461,345
Total			43,508,717
Natural Gas 0.8%
NiSource, Inc.
02/15/2043	5.250%	1,575,000	2,052,272
02/15/2044	4.800%	3,351,000	4,180,164
05/15/2047	4.375%	5,114,000	6,099,723
Sempra Energy
02/01/2048	4.000%	3,650,000	4,078,176
Total			16,410,335
Oil Field Services 0.2%
Halliburton Co.
11/15/2045	5.000%	2,970,000	3,555,239
Pharmaceuticals 2.8%
AbbVie, Inc.
11/06/2042	4.400%	5,075,000	6,059,698
06/15/2044	4.850%	8,291,000	10,409,401
11/21/2049	4.250%	3,939,000	4,663,704

Columbia Variable Portfolio – Long Government/Credit Bond Fund | Quarterly Report 2021	3

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Long Government/Credit Bond Fund, September 30, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Amgen, Inc.
08/15/2041	2.800%	5,464,000	5,285,216
02/21/2050	3.375%	4,901,000	5,069,993
Bristol-Myers Squibb Co.
02/20/2048	4.550%	1,402,000	1,798,763
Gilead Sciences, Inc.
10/01/2040	2.600%	6,300,000	5,997,993
10/01/2050	2.800%	4,580,000	4,339,714
Mylan NV
06/15/2046	5.250%	1,185,000	1,449,429
Pfizer, Inc.
05/28/2050	2.700%	10,155,000	10,003,736
Total			55,077,647
Property & Casualty 0.5%
American International Group, Inc.
07/16/2044	4.500%	3,705,000	4,523,761
Liberty Mutual Group, Inc.(a)
10/15/2050	3.951%	4,435,000	4,953,380
Total			9,477,141
Railroads 1.3%
CSX Corp.
11/01/2046	3.800%	7,700,000	8,653,166
Norfolk Southern Corp.
08/15/2052	4.050%	4,725,000	5,522,284
Union Pacific Corp.
08/15/2059	3.950%	6,150,000	7,202,209
03/20/2060	3.839%	2,390,000	2,742,771
Union Pacific Corp.(a)
04/06/2071	3.799%	740,000	833,468
Total			24,953,898
Restaurants 0.3%
McDonald’s Corp.
09/01/2049	3.625%	5,450,000	5,950,442
Retailers 1.6%
Amazon.com, Inc.
06/03/2050	2.500%	3,650,000	3,425,725
05/12/2061	3.250%	10,563,000	11,216,808
Home Depot, Inc. (The)
04/15/2040	3.300%	1,045,000	1,132,743
12/06/2048	4.500%	4,370,000	5,613,722
Lowe’s Companies, Inc.
09/15/2041	2.800%	3,025,000	2,941,982
05/03/2047	4.050%	6,050,000	6,918,828
Total			31,249,808
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Supermarkets 0.1%
Kroger Co. (The)
04/15/2042	5.000%	1,064,000	1,348,244
02/01/2047	4.450%	820,000	979,235
Total			2,327,479
Technology 4.8%
Apple, Inc.
02/09/2045	3.450%	8,225,000	9,088,347
08/05/2061	2.850%	8,188,000	7,916,488
Broadcom, Inc.
11/15/2030	4.150%	4,838,000	5,365,100
Broadcom, Inc.(a)
11/15/2036	3.187%	262,000	259,794
Fidelity National Information Services, Inc.
03/01/2041	3.100%	1,670,000	1,690,252
Intel Corp.
08/12/2051	3.050%	8,795,000	8,799,882
International Business Machines Corp.
05/15/2040	2.850%	5,150,000	5,142,269
05/15/2050	2.950%	6,742,000	6,645,408
Microsoft Corp.
08/08/2046	3.700%	880,000	1,039,601
03/17/2052	2.921%	12,545,000	13,051,030
MSCI, Inc.(a)
11/01/2031	3.625%	5,850,000	6,091,749
NXP BV/Funding LLC/USA, Inc.(a)
05/01/2030	3.400%	1,255,000	1,359,635
Oracle Corp.
07/08/2034	4.300%	8,105,000	9,216,974
07/15/2046	4.000%	2,500,000	2,649,323
04/01/2050	3.600%	10,976,000	10,987,719
03/25/2061	4.100%	1,518,000	1,624,139
VeriSign, Inc.
06/15/2031	2.700%	3,740,000	3,803,740
Total			94,731,450
Tobacco 0.2%
BAT Capital Corp.
08/15/2047	4.540%	3,520,000	3,667,354
Transportation Services 0.4%
FedEx Corp.
05/15/2041	3.250%	100,000	101,203
11/15/2045	4.750%	3,980,000	4,857,250
04/01/2046	4.550%	220,000	262,213
United Parcel Service, Inc.
09/01/2049	3.400%	3,055,000	3,377,454
Total			8,598,120

4	Columbia Variable Portfolio – Long Government/Credit Bond Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Long Government/Credit Bond Fund, September 30, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wireless 1.6%
American Tower Corp.
08/15/2029	3.800%	6,995,000	7,745,737
Crown Castle International Corp.
04/01/2031	2.100%	5,707,000	5,502,654
Rogers Communications, Inc.
11/15/2049	3.700%	6,210,000	6,415,275
T-Mobile USA, Inc.
02/15/2041	3.000%	6,820,000	6,612,810
04/15/2050	4.500%	1,670,000	1,950,589
Vodafone Group PLC
02/19/2043	4.375%	3,205,000	3,724,848
Total			31,951,913
Wirelines 4.4%
AT&T, Inc.
09/15/2055	3.550%	7,798,000	7,688,338
12/01/2057	3.800%	31,431,000	32,123,279
Telefonica Emisiones SAU
03/06/2048	4.895%	6,755,000	8,106,665
Verizon Communications, Inc.(a)
03/15/2032	2.355%	21,396,000	21,183,448
Verizon Communications, Inc.
03/22/2061	3.700%	16,732,000	17,686,919
Total			86,788,649
Total Corporate Bonds & Notes (Cost $1,144,102,773)			1,184,991,522

Foreign Government Obligations(d) 0.9%

Mexico 0.9%
Mexico Government International Bond
08/14/2041	4.280%	16,440,000	16,784,199
Total Foreign Government Obligations (Cost $16,503,254)			16,784,199

U.S. Treasury Obligations 36.9%

U.S. Treasury
02/15/2036	4.500%	37,500,000	51,222,656
05/15/2038	4.500%	30,000,000	41,662,500
02/15/2039	3.500%	49,000,000	61,050,938
08/15/2040	3.875%	10,000,000	13,110,938
U.S. Treasury Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
02/15/2041	4.750%	8,000,000	11,687,500
05/15/2041	4.375%	25,383,000	35,548,098
05/15/2043	2.875%	17,600,000	20,196,000
08/15/2044	3.125%	16,500,000	19,743,281
11/15/2044	3.000%	10,000,000	11,740,625
11/15/2045	3.000%	12,000,000	14,146,875
11/15/2046	2.875%	8,000,000	9,268,750
11/15/2047	2.750%	20,750,000	23,583,672
02/15/2048	3.000%	101,200,000	120,380,562
08/15/2049	2.250%	495,000	513,253
02/15/2050	2.000%	17,600,000	17,294,750
05/15/2050	1.250%	22,250,000	18,206,758
08/15/2050	1.375%	23,610,000	19,932,005
11/15/2050	1.625%	24,800,000	22,289,000
02/15/2051	1.875%	22,000,000	20,989,375
05/15/2051	2.375%	2,600,000	2,775,500
U.S. Treasury(e)
05/15/2047	3.000%	122,157,900	144,947,983
U.S. Treasury(f)
STRIPS
02/15/2040	0.000%	38,410,800	27,030,100
11/15/2041	0.000%	13,661,000	9,087,767
05/15/2043	0.000%	19,069,000	12,139,355
Total U.S. Treasury Obligations (Cost $636,372,140)			728,548,241

Money Market Funds 1.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.065%(g),(h)	25,948,265	25,945,670
Total Money Market Funds (Cost $25,945,617)		25,945,670
Total Investments in Securities (Cost: $1,838,596,272)		1,972,951,681
Other Assets & Liabilities, Net		1,851,956
Net Assets		1,974,803,637

At September 30, 2021, securities and/or cash totaling $5,766,196 were pledged as collateral.
Columbia Variable Portfolio – Long Government/Credit Bond Fund | Quarterly Report 2021	5

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Long Government/Credit Bond Fund, September 30, 2021 (Unaudited)
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Long Bond	1,669	12/2021	USD	265,736,094	—	(7,083,630)
U.S. Ultra Treasury Bond	236	12/2021	USD	45,090,750	—	(973,554)
Total					—	(8,057,184)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	(652)	12/2021	USD	(85,809,313)	1,104,105	—
U.S. Ultra Bond 10-Year Note	(1,178)	12/2021	USD	(171,104,500)	3,097,596	—
Total					4,201,701	—
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At September 30, 2021, the total value of these securities amounted to $135,295,026, which represents 6.85% of total net assets.
(b)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of September 30, 2021.
(c)	Represents a security purchased on a when-issued basis.
(d)	Principal and interest may not be guaranteed by a governmental entity.
(e)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(f)	Zero coupon bond.
(g)	The rate shown is the seven-day current annualized yield at September 30, 2021.
(h)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.065%
	34,592,750	600,887,910	(609,534,990)	—	25,945,670	—	21,025	25,948,265
Abbreviation Legend
STRIPS	Separate Trading of Registered Interest and Principal Securities
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
6	Columbia Variable Portfolio – Long Government/Credit Bond Fund | Quarterly Report 2021

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